Subsequent Events (Details)	12 Months Ended
Nov. 30, 2023
Subsequent Events [Abstract]
Subsequent event, description	On March 20, 2024, the Company consummated the initial public offering of 1,875,000 ordinary shares at a price of US$4 per share, generating net proceeds of approximately US$6,823,875 after deducting underwriting discounts and commissions and offering expenses.